As filed with the Securities and Exchange Commission on December 3, 2004
                                     Investment Company Act file number 811-8312

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 3/31

Date of reporting period: 09/30/2004

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

INSTITUTIONAL
DAILY INCOME FUND
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
================================================================================








Dear Shareholder:



We are pleased to present the semi-annual report of Institutional Daily Income Fund (the "Fund") for the period April 1, 2004 through September 30, 2004

The Fund's Money Market Portfolio had 459 shareholders and net assets of $311,686,772 as of September 30, 2004. The U.S. Treasury Portfolio had 184 shareholders and net assets of $725,456,535 as of September 30, 2004.

We thank you for your support and look forward to continuing to serve your cash management needs.











Sincerely,



/s/Steven W. Duff



Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)
================================================================================






We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period April 1, 2004 through September 30, 2004 and held for the entire period.

The table below  illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

----------------------------------------------------------------------------------------------------------------------

                                     Beginning  Account    Ending Account Value
Actual Fund Return                      Value 4/1/04               9/30/04            Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
   Class A                               $1,000.00                $1,004.30                  $2.36
   Class B                                1,000.00                 1,005.70                   1.01
   Pinnacle shares                        1,000.00                 1,005.70                   1.01
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Portfolio
   Class A                               $1,000.00                $1,003.80                  $2.26
   Class B                                1,000.00                 1,005.00                   1.01
   Pinnacle shares                        1,000.00                 1,005.00                   1.01
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------

                                     Beginning Account      Ending Account Value
   Hypothetical 5% Return              Value 4/1/04               9/30/04           Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
      Class A                            $1,000.00                $1,022.71                  $2.38
      Class B                             1,000.00                 1,024.07                   1.01
      Pinnacle shares                     1,000.00                 1,024.07                   1.01
----------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Portfolio
      Class A                            $1,000.00                $1,022.81                  $2.28
      Class B                             1,000.00                 1,024.07                   1.01
      Pinnacle shares                     1,000.00                 1,024.07                   1.01
----------------------------------------------------------------------------------------------------------------------

Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.











* Expenses are equal to the Fund's annualized expense ratios of 0.47%, 0.20%, and 0.20%, for the Money Market Portfolio Class A, Class B, and Pinnacle shares, respectively and 0.45%, 0.20%, and 0.20% for the U.S. Treasury Portfolio Class A, Class B, and Pinnacle shares, respectively, multiplied by the average account value over the period (April 1, 2004 through September 30, 2004), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


      Face                                                                       Maturity                    Value
     Amount                                                                        Date      Yield         (Note 1)
     ------                                                                        ----      -----          ------
Asset Back Commercial Paper (11.23%)
------------------------------------------------------------------------------------------------------------------------------------

$    5,000,000  Apreco Inc.                                                     10/15/04      1.60%    $    4,996,908
    15,000,000  Clipper Receivables Corporation                                 10/01/04      1.88         15,000,000
    15,000,000  Lockhart Funding LLC                                            10/14/04      1.59         14,991,442
--------------                                                                                         --------------
    35,000,000  Total Asset Back Commercial Paper                                                          34,988,350
--------------                                                                                         --------------
Commercial Paper (4.81%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Govco Incorporated                                              10/28/04      1.65%    $   14,981,550
--------------                                                                                         --------------
    15,000,000  Total Commercial Paper                                                                     14,981,550
--------------                                                                                         --------------
Domestic Certificate of Deposit (4.81%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Marshall & Ilsley Bank                                          12/29/04      1.92%    $   15,000,000
--------------                                                                                         --------------
    15,000,000  Total Domestic Certificate of Deposit                                                      15,000,000
--------------                                                                                         --------------
Floating Rate Securities (9.63%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America (a)                                             01/28/05      1.80%    $   10,000,000
     5,000,000  Caterpillar Financial Services Corporation (b)                  07/09/05      1.70          5,000,000
    15,000,000  Equitable Life Assurance Society with JP Morgan Chase (c)       03/21/05      1.84         15,000,000
--------------                                                                                         --------------
    30,000,000  Total Floating Rate Securities                                                             30,000,000
--------------                                                                                         --------------
Foreign Commercial Paper (27.55%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Alliance & Leicester PLC                                        10/15/04      1.53%    $   14,991,134
    15,000,000  ANZ National International Ltd.                                 11/10/04      1.66         14,972,500
     6,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            11/01/04      1.67          5,991,423
     5,000,000  Danske Corporation                                              11/19/04      1.16          4,992,174
    10,000,000  Depfa Bank PLC                                                  10/08/04      1.52          9,997,083
     5,000,000  Depfa Bank PLC                                                  10/08/04      1.51          4,998,532
    15,000,000  HBOS Treasury Services                                          11/23/04      1.69         14,962,900
    15,000,000  Yorkshire Building Society                                      11/15/04      1.65         14,969,250
--------------                                                                                         --------------
    86,000,000  Total Foreign Commercial Paper                                                             85,874,996
--------------                                                                                         --------------
Letter of Credit Commercial Paper (3.84%)
------------------------------------------------------------------------------------------------------------------------------------
$    7,000,000  Banco Continental de Panama S.A.
                LOC Calyon                                                      11/01/04      1.53%    $    6,990,838
     5,000,000  Banco Continental de Panama S.A.
                LOC Calyon                                                      11/02/04      1.65          4,992,711
--------------                                                                                         --------------
    12,000,000  Total Letter of Credit Commercial Paper                                                    11,983,549
--------------                                                                                         --------------


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================


      Face                                                                       Maturity                    Value
     Amount                                                                        Date      Yield         (Note 1)
     ------                                                                        ----      -----          ------
Other Notes (1.88%)
------------------------------------------------------------------------------------------------------------------------------------


$    3,650,000  State of New York GO - Series 2000C
                LOC Dexia CLF                                                   08/04/05      2.45%    $    3,650,000
     2,205,000  Town of Middleborough, MA BAN - Series B                        09/30/05      2.45          2,208,210
--------------                                                                                         --------------
     5,855,000  Total Other Notes                                                                           5,858,210
-------------                                                                                          --------------
Repurchase Agreement (13.15%)
------------------------------------------------------------------------------------------------------------------------------------
$   41,000,000  JP Morgan Securities Inc., purchased on 09/30/04, repurchase proceeds at maturity $41,002,084 (Collateralized by $44,185,000,
                GNMA, 3.750% to 5.000%, due 01/20/34 to 02/15/34,
                value $41,821,228)                                              10/01/04      1.83%    $   41,000,000
--------------                                                                                         --------------
    41,000,000  Total Repurchase Agreement                                                                 41,000,000
--------------                                                                                         --------------
U.S. Government Agency Discount Note (3.20%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Mortgage Corporation                          11/04/04      1.41%    $    9,986,872
--------------                                                                                         --------------
    10,000,000  Total U.S. Government Agency Discount Note                                                  9,986,872
--------------                                                                                         --------------
U.S. Government Agency Medium Term Note (1.93%)
------------------------------------------------------------------------------------------------------------------------------------
$    6,000,000  Federal Home Loan Bank                                          06/08/05      2.02%    $    6,000,000
--------------                                                                                         --------------
     6,000,000  Total U.S. Government Agency Medium Term Note                                               6,000,000
--------------                                                                                         --------------
Variable Rate Demand Instruments (d) (20.32%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,790,000  American Micro Products
                LOC Firstar Bank                                                10/01/08      1.89%    $    1,790,000
     2,390,000  Atlas Metal Investment Corporation
                LOC Fifth Third Bank                                            10/01/20      1.84          2,390,000
       810,000  Automated Packaging Systems
                LOC National City Bank of Michigan/Illinois                     10/01/08      1.92            810,000
     1,010,000  Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20      1.84          1,010,000
     3,635,000  Briarwood Investments, LLC
                Collateralized by Federal Home Loan Bank                        04/01/23      1.86          3,635,000
     7,000,000  CFM International Inc. Guaranteed Notes - Series 1999A
                LOC General Electric Company                                    01/01/10      1.84          7,000,000
     1,600,000  CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10      1.84          1,600,000
       360,000  Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries Project) - Series 1997B
                LOC Bank One                                                    02/01/07      1.87            360,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================



     Face                                                                       Maturity                    Value
     Amount                                                                        Date      Yield         (Note 1)
     ------                                                                        ----      -----          ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$    2,605,000  D.E.D.E. Realty
                LOC Fifth Third Bank                                            12/01/11      1.84%    $    2,605,000
     2,270,000  Delta Capital LLC - Series 1996B
                LOC Bank One                                                    10/01/26      1.94          2,270,000
     1,195,000  Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                         01/01/27      1.94          1,195,000
     2,435,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project)
                - Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      1.92          2,435,000
     2,885,000  Ewing Enterprise
                LOC US Bank, N.A.                                               06/01/25      1.84          2,885,000
     1,240,000  First Metropolitan Title Company
                LOC LaSalle National Bank                                       05/01/24      1.94          1,240,000
     1,690,000  Frank J.Catanzaro Sons and Daughters
                LOC Firstar Bank                                                01/01/15      1.84          1,690,000
     2,890,000  Governor's Village LLC
                LOC Fifth Third Bank                                            03/01/20      1.84          2,890,000
     1,375,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24      1.84          1,375,000
     3,300,000  JPV Capital LLC
                LOC Michigan National Bank                                      12/01/39      1.91          3,300,000
       400,000  JRB Corporation
                LOC Old Kent Bank & Trust Co.                                   07/01/26      1.94            400,000
     1,700,000  Kissel Holdings LLC
                LOC Firstar Bank                                                12/01/20      1.84          1,700,000
       660,000  Labelle Capital Funding - Series 1996A
                LOC National City Bank of Michigan/Illinois                     09/01/26      1.89            660,000
     2,000,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      1.85          2,000,000
       490,000  LRV Enterprises, LLC
                LOC First of America                                            09/01/21      1.94            490,000
     1,500,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      1.84          1,500,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (ABT Co., Inc. Project) - Series 1997B
                LOC Wachovia Bank & Trust Company, N.A.                         04/01/22      1.91          3,650,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


      Face                                                                       Maturity                    Value
     Amount                                                                        Date      Yield         (Note 1)
     ------                                                                        ----      -----          ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$      730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project)
                LOC Amsouth Bank                                                06/01/10      1.90%    $      730,000
     2,515,000  Mt. Caramel West Medical Office Building
                LOC National City Bank of Michigan/Illinois                     08/01/19      1.89%         2,515,000
     1,090,000  Shepherd Capital, LLC
                LOC First Of America                                            09/15/47      1.96          1,090,000
     1,670,000  Trendway Corporation
                LOC Michigan National Bank                                      12/01/26      1.94          1,670,000
     4,352,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (e)
                LOC Wells Fargo Bank, N.A.                                      01/01/30      1.90          4,352,000
     2,100,000  Wholesome Group
                LOC Fifth Third Bank                                            10/01/20      1.84          2,100,000
--------------                                                                                         --------------
    63,337,000  Total Variable Rate Demand Instruments                                                     63,337,000
--------------                                                                                         --------------
                Total Investments (102.35%) (cost $319,010,527+)                                          319,010,527
                Liabilities in excess of cash and other assets (-2.35%)                                    (7,323,755)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  311,686,772
                                                                                                       ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares,   45,781,728 shares outstanding (Note 3)                               $         1.00
                                                                                                       ==============
                Class B shares,  149,231,782 shares outstanding (Note 3)                               $         1.00
                                                                                                       ==============
                Pinnacle shares, 116,673,413 shares outstanding (Note 3)                               $         1.00
                                                                                                       ==============


                + Aggregate cost for federal income tax purposes is identical.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) The interest rate is adjusted daily based upon Prime minus 2.95%

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.

(c) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

(d) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(e) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:
      BAN       =   Bond Anticipation Note                       IDA       =    Industrial Development Authority
      GNMA      =   Government National Mortgage Association     IDRB      =    Industrial Development Revenue Bond
      GO        =   General Obligation                           LOC       =    Letter of Credit
      HFC       =   Housing Finance Commission                   RB        =    Revenue Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

--------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                $      209,293,649             65.61%
  31 through 60 Days                       77,858,668             24.40
  61 through 90 Days                       20,000,000              6.27
  91 through 120 Days                              --              0.00
  121 through 180 Days                             --              0.00
  Over 180 Days                            11,858,210              3.72
--------------------------------------------------------------------------------
  Total                            $      319,010,527            100.00%
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

      Face                                                                               Maturity                    Value
     Amount                                                                                Date      Yield         (Note 1)
     ------                                                                                ----      -----          ------

Repurchase Agreements (48.11%)
------------------------------------------------------------------------------------------------------------------------------------

$   85,000,000  Bank of America, purchased on 09/30/04, repurchase proceeds at maturity $85,003,967 (Collateralized by $86,347,000, U.S. Treasury
                Bill, 0.000%, due 12/30/04, value $54,643,736, U.S. Treasury Note,
                3.125%, due 05/15/07, value $30,357,250)                                10/01/04      1.68%    $   85,000,000
    90,000,000  Bear, Stearns & Co., purchased on 09/30/04, repurchase proceeds at maturity $90,004,650 (Collateralized by $237,439,777, GNMA 3.000%
                to 6.500%, due 03/20/23 to 09/20/34, value $91,801,662)                 10/01/04      1.86         90,000,000
    89,000,000  JP Morgan Securities, Inc., purchased on 09/30/04, repurchase proceeds at maturity $89,004,203 (Collateralized by $88,874,000,
                FHLB, 2.000% to 5.250%, due 02/15/05 to 06/18/14, value
                $25,187,695, FNMA, 1.750% to 7.125%, due 11/15/05 to 11/07/13,
                value $61,431,308, RFIN, 0.000%, due 04/15/12, value $2,135,641,
                TVBD, 6.375%, due 06/15/05, value $2,025,563)                           10/01/04      1.70         89,000,000
    85,000,000  UBS Paine Webber, purchased on 09/30/04, repurchase proceeds at maturity $85,004,085 (Collateralized by $87,409,000, U.S. Treasury
                Bills, 0.000%, due 02/10/05 to 03/03/05, value $86,700,285)             10/01/04      1.73         85,000,000
--------------                                                                                                 --------------
   349,000,000  Total Repurchase Agreements                                                                       349,000,000
--------------                                                                                                 --------------

U.S. Government Obligations (51.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  145,000,000  U.S. Treasury Bill                                                      10/07/04      1.52%    $  144,967,246
    70,000,000  U.S. Treasury Bill                                                      10/21/04      1.41         69,945,556
    55,000,000  U.S. Treasury Bill                                                      02/03/05      1.79         54,663,889
    50,000,000  U.S. Treasury Note, 5.875%                                              11/15/04      1.10         50,282,119
    15,000,000  U.S. Treasury Note, 1.500%                                              02/28/05      1.21         15,016,799
    10,000,000  U.S. Treasury Note, 1.625%                                              03/31/05      1.29         10,015,712
    30,000,000  U.S. Treasury Note, 1.625%                                              04/30/05      1.53         30,016,082
--------------                                                                                                 --------------
   375,000,000  Total U.S. Government Obligations                                                                 374,907,403
--------------                                                                                                 --------------
                Total Investments (99.79%) (cost $723,907,403+)                                                   723,907,403
                Cash and other assets, net of liabilities (0.21%)                                                   1,549,132
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $  725,456,535
                                                                                                               ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 231,408,750 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                Class B shares, 447,584,298 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                Pinnacles shares,46,463,487 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============


                + Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================



KEY:

      FHLB      =   Federal Home Loan Bank                       RFIN      =    Resolution Funding Corporation
      FNMA      =   Federal National Mortgage Association        TVBD      =    Tennessee Valley Authority Bond
      GNMA      =   Government National Mortgage Association



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY


--------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                $     563,912,801               77.90%
  31 through 60 Days                      50,282,120                6.95
  61 through 90 Days                              --                0.00
  91 through 120 Days                             --                0.00
  121 through 180 Days                    69,680,688                9.62
  Over 180 Days                           40,031,794                5.53
--------------------------------------------------------------------------------
  Total                            $     723,907,403              100.00%
--------------------------------------------------------------------------------



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================



                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------         ------------------
INVESTMENT INCOME

Income:
    Interest...................................................   $        2,258,333          $       4,458,979
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              203,202                    445,430
    Administration fee.........................................               84,668                    185,596
    Shareholder servicing fee (Class A shares).................               64,418                    293,604
    Custodian expenses.........................................               10,084                     11,996
    Shareholder servicing and related shareholder expenses+....               21,649                     81,272
    Legal, compliance and filing fees..........................               82,068                     45,274
    Audit and accounting.......................................               61,544                     36,950
    Trustees' fees and expenses................................               10,246                      8,746
    Other......................................................                8,278                     10,428
                                                                  ------------------          -----------------
       Total expenses..........................................              546,157                  1,119,296
       Less:  Fees waived (Note 2).............................             (135,468)                   (74,271)
              Expense paid indirectly (Note 2).................               (2,464)                    (9,037)
                                                                  ------------------          -----------------
       Net expenses............................................              408,225                  1,035,988
                                                                  ------------------          -----------------
Net investment income..........................................            1,850,108                  3,422,991

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................                    7                     -0-
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $        1,850,115          $       3,422,991
                                                                  ==================          =================



+ Includes class specific transfer agency expenses of $5,153 for Money Market Portfolio Class A and $23,488, $47,509 and $3,241 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                   Money Market Portfolio               U.S. Treasury Portfolio
                                                            ------------------------------------   ---------------------------------
                                                              Six Months Ended         Year        Six Months Ended        Year
                                                             September 30, 2004        Ended      September 30, 2004       Ended
                                                                 (Unaudited)      March 31, 2004      (Unaudited)     March 31, 2004
                                                                 -----------      --------------      -----------     --------------
INCREASE (DECREASE)
   IN NET ASSETS

Operations:
Net investment income.......................                   $   1,850,108  $    3,564,992        $   3,422,991     $   6,267,981
Net realized gain (loss) on investments.....                               7            (158)               -0-                 632
                                                               -------------  --------------        -------------     -------------
Increase in net assets from operations......                       1,850,115       3,564,834            3,422,991         6,268,613
Dividends to shareholders from net investment income:
   Class A shares...........................                        (228,561)       (592,798)            (869,300)       (1,498,100)
   Class B shares...........................                        (926,422)     (1,747,869)          (2,384,311)       (4,504,417)
   Pinnacle shares..........................                        (695,125)     (1,224,325)            (169,380)         (265,464)

Distributions to shareholders from realized gains on investments:
   Class A shares...........................                           -0-             -0-                  -0-                (196)
   Class B shares...........................                           -0-             -0-                  -0-                (414)
   Pinnacle shares..........................                           -0-             -0-                  -0-                 (22)
Capital share transactions (Note 3):
   Class A shares...........................                      (7,591,200)    (60,964,473)         (30,521,993)      (14,243,411)
   Class B shares...........................                     (14,597,576)     30,992,492          (18,456,717)       82,364,442
   Pinnacle shares..........................                      (6,165,433)     (7,295,664)          17,211,207         3,725,861
                                                               -------------- --------------        -------------     -------------
   Total (decrease) increase................                     (28,354,202)    (37,267,803)         (31,767,503)       71,846,892
Net assets:
   Beginning of period......................                     340,040,974     377,308,777          757,224,038       685,377,146
                                                               -------------- --------------        -------------     -------------
   End of period............................                   $ 311,686,772  $  340,040,974        $ 725,456,535     $ 757,224,038
                                                               ============== ==============        =============     =============

Undistributed net investment income.........                   $       -0-    $        -0-          $       -0-       $       -0-
                                                               ============== ==============        =============     =============







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies
Institutional Daily Income Fund is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)  Dividends  and   Distributions  -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

1.   Summary of Accounting Policies (Continued)

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annualfee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

For the period ended September 30, 2004, the following fees were voluntarily waived by the Manager:


                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Investment management fees                       $      67,734                $        -0-
Administration fees                                     67,734                        74,271
                                                 -------------                --------------
     Total                                       $     135,468                $       74,271
                                                 =============                ==============

The Manager has no right to recoup prior fee waivers.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $74,044 for the U.S Treasury Portfolio paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the period ended September 30, 2004, the breakdown of expenses paid indirectly by the Fund were as follows:

                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------
Custodian expenses                               $       2,319                $        8,892
Shareholder servicing
     and related shareholder expenses                      145                           145
                                                 -------------                --------------
    Total                                        $       2,464                $        9,037
                                                 =============                ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3.  Transactions  in Shares of  Beneficial  Interest
At September 30, 2004, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:



                                              Money Market Portfolio                      U.S. Treasury Portfolio
                                      ------------------------------------         -------------------------------------
                                       Six Months Ended                             Six Months Ended
                                      September 30, 2004      Year Ended           September 30, 2004       Year Ended
Class A shares                            (Unaudited)       March 31, 2004           (Unaudited)          March 31, 2004
--------------                             ---------        --------------            ---------         ----------------
Sold................................      215,741,362        1,087,742,834            453,424,147          934,243,488
Issued on reinvestment of dividends.          221,881              588,197                235,981              583,381
Redeemed............................     (223,554,443)      (1,149,295,504)          (484,182,121)        (949,070,280)
                                         -------------       --------------         --------------        -------------
Net (decrease) increase.............       (7,591,200)         (60,964,473)           (30,521,993)         (14,243,411)
                                         =============       ==============         ==============        =============

Class B shares
--------------

Sold................................      612,617,507        1,639,531,848            645,939,305        1,316,155,744
Issued on reinvestment of dividends.          899,969            1,742,954                402,784              576,281
Redeemed............................     (628,115,052)      (1,610,282,310)          (664,798,806)      (1,234,367,583)
                                       --------------       --------------          --------------       -------------
Net (decrease) increase.............      (14,597,576)          30,992,492            (18,456,717)          82,364,442
                                       ==============       ==============          ==============       =============

Pinnacle shares
---------------

Sold................................       49,254,242          116,416,428             42,397,585           45,864,052
Issued on reinvestment of dividends.          695,093            1,224,255                169,371              265,473
Redeemed............................      (56,114,768)        (124,936,347)           (25,355,749)         (42,403,664)
                                        --------------       --------------         --------------        -------------
Net (decrease) increase.............       (6,165,433)          (7,295,664)            17,211,207            3,725,861
                                        ==============       ==============         ==============        =============


As of September 30, 2004, the breakdown of net assets by share class were as follows:
                                             Money Market Portfolio        U.S. Treasury Portfolio
                                             ----------------------        -----------------------

Class A.............................            $   45,781,706                $   231,408,750
Class B.............................               149,231,710                    447,584,298
Pinnacle shares.....................               116,673,356                     46,463,487
                                                --------------                ---------------
   Total............................            $  311,686,772                $   725,456,535
                                                ==============                ===============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

4. Liabilities
At September 30, 2004, the Fund had the following liabilities:

                                              Money Market Portfolio       U.S. Treasury Portfolio
                                              ----------------------       -----------------------

Fees payable to Affiliates*.........            $        1,081                $        16,584
Dividends payable...................                    29,062                        339,296
Accrued other payables..............                    73,096                         24,689
                                                --------------                ---------------
   Total liabilities................            $      103,239                $       380,569
                                                ==============                ===============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information
The tax character of all distributions paid by the Portfolios during the years ended March 31, 2004 and 2003 was ordinary income.

At March 31, 2004, the Money Market Portfolio had unused capital loss carryforwards of $158, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $158 will expire in the year 2012.

At March 31, 2004, there were no distributable earnings for the Money Market Portfolio and U.S. Treasury Portfolio.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights


                                                                                  Money Market Portfolio
                                                   --------------------------------------------------------------------------------

Class A shares                                                                        For the Year Ended March 31,
--------------                                      Six Months Ended     ----------------------------------------------------------
                                                   September 30, 2004
                                                     (Unaudited)           2004        2003         2002       2001        2000
                                                   ------------------    ---------  ---------     --------   --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00              $  1.00    $   1.00      $  1.00    $  1.00     $ 1.00
                                                      --------            ---------  ---------     --------    --------    -------
Income from investment operations:
  Net investment income...............                  0.004                0.007       0.013        0.028      0.060      0.051
  Net realized and unrealized gain(loss)
    on investments..................                    0.000                0.000       0.000        0.000      0.000         --
                                                      --------            ---------  ---------     ---------   --------    -------
Total from investment operations....                    0.004                0.007       0.013        0.028      0.060      0.051
Less distributions from:
  Dividends from net investment income                 (0.004)              (0.007)     (0.013)      (0.028)    (0.060)    (0.051)
  Net realized gain on investments....                    --                   --       (0.000)      (0.000)    (0.000)        --
                                                      --------            ---------  ----------    ---------   --------    -------
Total Distributions.................                   (0.004)              (0.007)     (0.013)      (0.028)    (0.060)    (0.051)
                                                      --------            ---------  ----------    ---------   --------    -------
Net asset value, end of period......                  $ 1.00              $  1.00    $   1.00      $  1.00     $ 1.00     $ 1.00
                                                      ========            =========  ==========    =========   ========    =======
Total Return........................                    0.43%(a)             0.73%       1.33%        2.85%      6.16%      5.17%
Ratios/Supplemental Data
Net assets, end of period (000's)...                  $45,782             $ 53,373   $ 114,337     $ 67,459    $1,101,858 $764,608
Ratios to average net assets:
  Expenses (net of fees waived)(b)...                   0.47%(c)             0.47%       0.47%        0.45%      0.45%      0.45%
  Net investment income...............                  0.89%(c)             0.73%       1.32%        3.39%      5.96%      5.21%
  Management and administration fees waived             0.08%(c)             0.06%       0.06%        0.02%      0.02%      0.03%
  Expenses paid indirectly............                  0.00%(c)             0.00%       0.00%        0.00%      0.00%      0.00%




(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)



                                                                                  Money Market Portfolio
                                                   --------------------------------------------------------------------------------

Class B shares                                                                       For the Year Ended March 31,
--------------                                      Six Months Ended   ------------------------------------------------------------
                                                   September 30, 2004
                                                      (Unaudited)       2004        2003         2002         2001        2000
                                                      ----------     ---------    ---------    --------     --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00          $ 1.00      $ 1.00     $ 1.00        $ 1.00        $ 1.00
                                                      --------        -------     -------    -------       -------       -------
Income from investment operations:
  Net investment income...............                  0.006           0.010       0.016      0.031         0.062         0.053
  Net realized and unrealized gain(loss)
    on investments..................                    0.000           0.000       0.000      0.000         0.000          --
                                                      --------         -------    -------    -------       -------       -------
Total from investment operations....                    0.006           0.010       0.016      0.031         0.062         0.053
Less distributions from:
  Dividends from net investment income                 (0.006)         (0.010)     (0.016)    (0.031)       (0.062)       (0.053)
  Net realized gain on investments....                    --              --       (0.000)    (0.000)       (0.000)          --
                                                      --------         -------    -------    -------       -------       -------
Total Distributions.................                   (0.006)         (0.010)     (0.016)    (0.031)       (0.062)       (0.053)
                                                      --------         -------    -------    -------       -------       -------
Net asset value, end of period......                  $ 1.00          $ 1.00      $ 1.00     $ 1.00        $ 1.00        $ 1.00
                                                      ========         =======    =======    =======       =======       =======
Total Return........................                    0.57%(a)        1.00%       1.61%      3.12%         6.42%         5.43%
Ratios/Supplemental Data
Net assets, end of period (000's)...                  $149,232        $163,829    $132,837   $123,267      $211,725      $354,549
Ratios to average net assets:
  Expenses (net of fees waived) (b)...                  0.20%(c)        0.20%       0.20%      0.20%         0.20%         0.20%
  Net investment income...............                  1.13%(c)        0.99%       1.60%      3.15%         6.20%         5.36%
  Management and administration fees waived             0.08%(c)        0.06%       0.06%      0.02%         0.02%         0.03%
  Expenses paid indirectly............                  0.00%(c)        0.00%       0.00%      0.00%         0.00%         0.00%


(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

================================================================================


                                                                            Money Market Portfolio
                                                    -------------------------------------------------------------------------------

                                                    Six Months Ended        For the Year Ended March 31,         July 29,1999
Pinnacle shares                                    September 30, 2004       ---------------------------- (Commencement of Sales) to
---------------                                       (Unaudited)      2004       2003       2002        2001    March 31, 2000
                                                       ---------     --------   ---------  --------    --------  -------------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00         $ 1.00     $  1.00       $ 1.00       $ 1.00       $ 1.00
                                                      -------        -------    ---------     -------      -------      --------
Income from investment operations:
  Net investment income...............                  0.006          0.010       0.016        0.031        0.062        0.038
  Net realized and unrealized gain(loss)
    on investments..................                    0.000          0.000       0.000        0.000        0.000          --
                                                      -------        --------   ---------     --------     --------     --------
Total from investment operations....                    0.006          0.010       0.016        0.031        0.062        0.038
Less distributions from:
  Dividends from net investment income                 (0.006)        (0.010)     (0.016)      (0.031)      (0.062)      (0.038)
  Net realized gain on investments....                    --             --       (0.000)      (0.000)      (0.000)         --
                                                      -------        --------   ---------      --------   --------      --------
Total Distributions.................                   (0.006)        (0.010)     (0.016)      (0.031)      (0.062)      (0.038)
                                                      -------        --------   ---------      --------   --------      --------
Net asset value, end of period......                  $ 1.00         $ 1.00     $  1.00       $ 1.00       $ 1.00       $ 1.00
                                                      =======        ========   =========      ========   ========      ========
Total Return........................                    0.57%(a)       1.00%      1.61%         3.12%        6.42%        3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...                  $116,673       $122,839   $130,135      $153,182     $128,777     $144,632
Ratios to average net assets:
  Expenses (net of fees waived) (b)...                  0.20%(c)       0.20%      0.20%         0.20%        0.20%        0.20%(c)
  Net investment income...............                  1.13%(c)       0.99%      1.60%         3.15%        6.20%        5.36%(c)
  Management and administration fees waived             0.08%(c)       0.06%      0.06%         0.02%        0.02%        0.03%(c)
  Expenses paid indirectly............                  0.00%(c)       0.00%      0.00%         0.00%        0.00%        0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)


                                                                               U.S. Treasury Portfolio
                                                      -----------------------------------------------------------------------------

Class B shares                                         Six Months Ended                      For the Year Ended March 31,
--------------                                        September 30, 2004  ---------------------------------------------------------
                                                         (Unaudited)    2004          2003         2002         2001         2000
                                                          ---------    --------    ---------      --------   ---------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00           $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                      -------          --------     --------      --------   ---------      --------
Income from investment operations:
  Net investment income...............                  0.004            0.007        0.013         0.028        0.057        0.048
  Net realized and unrealized gain(loss)
    on investments .................                      --             0.000         --             --         0.000          --
                                                      -------          --------     --------      ---------    ----------   -------
Total from investment operations....                    0.004            0.007        0.013         0.028        0.057        0.048
Less distributions from:
  Dividends from net investment income                ( 0.004)         ( 0.007)     ( 0.013)      ( 0.028)     ( 0.057)     ( 0.048)
  Net realized gain on investments....                    --           ( 0.000)        --             --       ( 0.000)        --
                                                      -------          --------     --------      ---------    ----------   -------
Total Distributions.................                  ( 0.004)         ( 0.007)     ( 0.013)      ( 0.028)     ( 0.057)     ( 0.048)
                                                      -------          --------     --------      ---------    ---------    --------
Net asset value, end of period......                  $ 1.00          $  1.00       $ 1.00        $ 1.00      $  1.00       $ 1.00
                                                      =======          ========     ========      =========    =========    ========
Total Return........................                    0.38%(a)         0.66%        1.28%         2.86%        5.88%        4.82%
Ratios/Supplemental Data
Net assets, end of period (000's)...                  $231,409        $61,931       $276,174      $253,948    $579,869      $658,396
Ratios to average net assets:
  Expenses (net of fees waived)(b)....                  0.45%(c)         0.45%        0.45%         0.45%        0.46%        0.45%
  Net investment income...............                  0.74%(c)         0.66%        1.28%         3.12%        5.68%        4.73%
  Management and administration fees waived             0.02%(c)         0.04%        0.03%         0.02%        0.02%        0.02%
  Expenses paid indirectly............                  0.00%(c)         0.00%        0.00%         0.00%        0.01%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)


                                                                            U.S. Treasury Portfolio
                                                      -----------------------------------------------------------------------------

Class B shares                                      Six Months Ended                      For the Year Ended March 31,
--------------                                     September 30, 2004     ---------------------------------------------------------
                                                      (Unaudited)    2004        2003          2002       2001          2000
                                                       ---------    --------    -------       --------   -------      --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                      -------       ------       ------        -------      -------      -------
Income from investment operations:
  Net investment income...............                  0.005         0.009        0.015         0.031        0.060        0.050
  Net realized and unrealized gain(loss)
    on investments..................                     --           0.000         --            --          0.000          --
                                                      -------       -------      -------       -------      -------      -------
Total from investment operations....                    0.005         0.009        0.015         0.031        0.060        0.050
Less distributions from:
  Dividends from net investment income                ( 0.005)      ( 0.009)     ( 0.015)      ( 0.031)     ( 0.060)     ( 0.050)
  Net realized gain on investments....                   --         ( 0.000)         --           --        ( 0.000)         --
                                                      -------       --------     --------      -------      -------      -------
Total Distributions.................                  ( 0.005)      ( 0.009)     ( 0.015)      ( 0.031)     ( 0.060)     ( 0.050)
                                                      -------       --------     --------      -------      -------      -------
Net asset value, end of period......                  $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                      =======       ========     ========      ========     =======      =======
Total Return........................                    0.50%(a)      0.91%        1.53%         3.12%        6.14%        5.08%
Ratios/Supplemental Data
Net assets, end of period (000's)...                  $447,584      $466,041     $383,677      $348,701     $151,356     $37,987
Ratios to average net assets:
  Expenses (net of fees waived)(b)...                   0.20%(c)      0.20%        0.20%         0.20%        0.21%        0.20%
  Net investment income...............                  1.01%(c)      0.90%        1.51%         2.66%        5.89%        4.97%
  Management and administration fees waived             0.02%(c)      0.04%        0.03%         0.02%        0.02%        0.02%
  Expenses paid indirectly............                  0.00%(c)      0.00%        0.00%         0.00%        0.01%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights (Continued)


                                                                                U.S. Treasury Portfolio
                                                    -------------------------------------------------------------------------------

                                                    Six Months Ended    For the Year Ended March 31,             July 29,1999
Pinnacle shares                                    September 30, 2004   ----------------------------     (Commencement of Sales) to
---------------                                       (Unaudited)       2004     2003         2002      2001      March 31, 2000
                                                      -------         -------   --------    ---------  -------   --------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                      -------         -------   ---------   ---------  -------       -------
Income from investment operations:
Net investment income...............                    0.005           0.009      0.015      0.031      0.060         0.035
  Net realized and unrealized gain(loss)
      on investments................                      --            0.000       --        --         0.000          --
                                                      -------         -------   ---------   ---------  -------       -------
  Total from investment operations..                    0.005           0.009      0.015      0.031      0.060         0.035
Less distributions from:
  Dividends from net investment income                ( 0.005)        ( 0.009)   ( 0.015)   ( 0.031)    (0.060)      ( 0.035)
  (0.035...........................)
  Net realized gain on investments..                      --          ( 0.000)      --        --        (0.000)         --
                                                      -------         -------   ---------   ---------  -------       -------
  Total Distributions...............                  ( 0.005)        ( 0.009)   ( 0.015)   ( 0.031)    (0.060)      ( 0.035)
                                                      -------         -------   ---------   ---------  -------       -------
 Net asset value, end of period..............          $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                      =======         =======   =========   =========  =======       =======
Total Return................................            0.50%(a)        0.91%      1.53%      3.12%      6.14%         3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........          $46,464         $29,252    $ 25,526   $17,871    $20,724       $18,450
Ratios to average net assets:
  Expenses (net of fees waived) (b).........            0.20%(c)        0.20%      0.20%      0.20%      0.21%         0.20%(c)
  Net investment income.....................            1.01%(c)        0.90%      1.51%      2.66%      5.89%         4.97%(c)
  Management and administration fees waived             0.02%(c)        0.04%      0.03%      0.02%      0.02%         0.02%(c)
  Expenses paid indirectly..................            0.00%(c)        0.00%      0.00%      0.00%      0.01%         0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its third quarter ending on December 31, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL
DAILY
INCOME FUND








                               Semi-Annual Report
                               September 30, 2004
                                   (Unaudited)






--------------------------------------------------------------------------------

-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
600 Fifth Avenue
New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286



Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





IDI9/04S

--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Institutional Daily Income Fund

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: December 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President
Date: December 2, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date: December 2, 2004

* Print the name and title of each signing officer under his or her signature.